COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended
	Mar. 22, 2023	Feb. 28, 2023	Jun. 30, 2021	May 31, 2021	Mar. 31, 2023
Term of agreement				90 days
Annual salary			$ 60,000	$ 250,000
Employment Agreement Member
Compensation expense					$ 11,441
Letter Of Intent Member
Agreement for the acquisition, description	the acquisition of a Fifty-One Percent (51%) ownership interest in a natural therapeutic products company for total purchase consideration of $7,140,000 consisting of cash payments of $150,000 and $6,990,000 in Company common stock
Membership Interest Purchase Agreement Member
Agreement for the acquisition, description		the acquisition of Fifty-One Percent (51%) of the Membership Units of a hemp distribution company for total purchase consideration consisting of 230,559 shares of the Company’s common stock and a cash payment of $50,000